Statements of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net income		$ 65.0	$ 78.9	$ 309.5
Noncash revenues, expenses, gains and losses included in income:
Deferred tax expense (benefit)	[1]	7.2	49.5	(65.2)
Amortization of deferred gain and gains on disposal of businesses		(53.6)	(97.8)	(364.5)
Depreciation and amortization		(0.6)	(0.2)	1.8
Net realized losses (gains) on investments	[2]	1.4	(9.7)	(162.9)
Change in securities classified as trading	[2]	0.0	25.2	(29.7)
Goodwill impairment		0.0	0.0	17.3
Changes in operating assets and liabilities:
Change in reinsurance recoverable		(5.4)	3.0	(7.6)
Change in insurance policy reserves and expenses		(59.8)	(91.6)	(76.2)
Change in other assets and other liabilities		(1.2)	(7.9)	(29.8)
Change in taxes payable		8.1	(6.4)	(1.4)
Other		2.8	9.7	12.0
Net cash used in operating activities		(36.1)	(47.3)	(396.7)
Sales of:
Fixed maturity securities available for sale		177.7	148.3	265.0
Equity securities		9.5
Equity securities			12.2	34.5
Other invested assets		27.3	4.9	16.8
Subsidiary, net of cash transferred	[2]	0.0	0.0	880.5
Commercial mortgage loans on real estate (3)	[3]	0.0	0.0	51.2
Maturities, calls, prepayments, and scheduled redemption of:
Fixed maturity securities available for sale		32.6	44.7	66.3
Commercial mortgage loans on real estate		33.1	28.8	27.9
Purchases of:
Fixed maturity securities available for sale		(179.6)	(177.4)	(478.1)
Equity securities		10.6
Equity securities			(0.3)	(39.9)
Commercial mortgage loans on real estate		(8.6)	(10.5)	(8.4)
Other invested assets		(15.3)	(4.8)	(2.6)
Change in short-term investments		(12.8)	(3.8)	(145.0)
Change in policy loans		0.7	0.7	1.2
Net cash provided by investing activities		54.0	42.8	669.4
Financing activities
Cash dividends paid		(15.0)	(1.9)	(379.4)
Capital contribution from affiliated entity	[2]	0.0	0.0	54.3
Net cash used in financing activities		(15.0)	(1.9)	(325.1)
Cash included in business classified as held for sale		0.0	0.0	1.2
Change in cash and cash equivalents		2.9	(6.4)	(51.2)
Cash and cash equivalents at beginning of period		2.5	8.9	60.1
Cash and cash equivalents at end of period		5.4	2.5	8.9
Supplemental information:
Income taxes paid		$ 4.0	$ 4.3	$ 273.2

[1]	2017 includes the one-time $4.5 million provision from the reduction of net deferred tax assets following the enactment of the U.S. Tax Cuts and Jobs Act. Refer to Note 5 - Income Taxes, for additional information.
[2]	Related to the sale of Assurant Employee Benefits segment mainly through reinsurance transactions. The capital contribution from the affiliated entity is related to the difference in contractual and allocated consideration attributable to that entity.
[3]	n May of 2016 the Company transferred certain commercial mortgage loans on real estate into a trust. Upon transfer the loans were securitized as a source of funding for the Company and as a means of transferring the economic risk of the loans to third parties.